Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Unclassified [Abstract]
Schedule of Debt

	December 31, 2024	December 31, 2025
	RMB in thousands
Convertible senior notes	95,153	4,775,871
Long-term bank loans	3,069,000	—
Other long-term borrowing	100,000	—

Total	3,264,153	4,775,871

Summary of the Company's non-current portion of unsecured senior notes
The following table provides a summary of the Company’s
non-current
portion of unsecured senior notes as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	86	—	1.74%
2027 Notes	—	182	1.52%
December 2026 Notes	95,067	—	0.80%
2030 Notes	—	4,775,689	0.98%

Carrying value	95,153	4,775,871
Unamortized discount and debt issuance costs	539	74,122

Total principal amounts of unsecured senior notes	95,692	4,849,993